Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Fair Value Disclosure

Fair value disclosure:

		December 31, 2025 Fair Value
	Cost	Level 1	Level 2	Level 3
Private securities fund	$3,015,800	$-	$3,015,800	$-
Total	$3,015,800	$-	$3,015,800	$-

		December 31, 2024 Fair Value
	Cost	Level 1	Level 2	Level 3
Structured deposit (restricted)	$9,042,346	$-	$9,042,346	$-
Wealth management products	7,046,902	-	7,046,902	-
Total	$16,089,248	$-	$16,089,248	$-

Schedule of Property and Equipment Estimated Useful Lives	The estimated useful lives are as follows:
Useful Life
Office equipment and furnishings	1 - 5 years
Electronic equipment	2 - 5 years
Server room equipment	5 years
Vehicles	5 years
Office building	35 years
Office building improvement	15 years
Leasehold improvements	lesser of lease term or expected useful life

Schedule of Amortization Expense is Recognized on the Straight-Line Basis Over the Estimated Useful Lives of the Assets

Intangible assets, net, are stated at cost, less accumulated amortization. Amortization expense is recognized on the straight-line basis over the estimated useful lives of the assets as follows:

Classification	Estimated Useful Life
Artwork and collectible trading platform	5 years
Software	5 years

Schedule of Cost Method Investments

The Company’s cost method investments are as follows:

	As of December 31,
	2025	2024
Zhongcang Warehouse Co., Ltd.	$497,218	$486,179
Beijing Jiu Yu Ling Jing Technology Co., Ltd.	426,816	417,339
Total cost method investments	$924,034	$903,518

Schedule of Disaggregated its Revenue

The Company disaggregated its revenue into the following categories:

	Years Ended December 31,
	2025	2024	2023

Listing service fees	$17,204	$103,807	$457,176
Transaction fees	184,701	296,379	806,794
Marketing service fees	87,331	156,995	166,444
Account management fees	861,347	-	-
Warehousing service fees	209,966	-	-
System maintenance and technical support service fees*	528,299	65,509	149,644
Total	$1,888,848	$622,690	$1,580,058

*	Of the totals, $528,299, $54,633 and $144,609 for the years ended December 31, 2025, 2024 and 2023, respectively, were from related parties.

Schedule of Payments Received from Customer

Payments received from customers before all the relevant criteria for revenue recognition are recorded as deferred revenue.

	As of December 31,
	2025	2024

Beginning balance	$78,427	$181,930
Customer advances	111,542	558,603
Recognized as revenues	(111,030)	(650,332)
Reclassified to other payables	(76,879)
Effect of exchange rates	1,781	(11,774)
Ending balance	$3,841	$78,427

Schedule of Significant Revenue and Expense

The following table presents the significant revenue and expense categories of the Company’s single operating segment:

	For the year ended
	December 31,	December 31,	December 31,
	2025	2024	2023
Total revenues	$1,888,848	$622,690	$1,580,058
Less cost of revenues	270,828	182,181	405,628
Less significant segment expenses:
Selling and marketing:
Employee expenses	326,575	146,601	185,483
Commission expenses	-	30,328	225,846
Other selling and marketing expenses	-	30,913	206,782
General and administrative:
Employee expenses	262,121	560,611	707,216
Stock compensation expense	3,259,600	573,000	92,963
Depreciation and amortization expense	200,232	488,130	610,369
Professional expenses	594,614	1,090,632	2,725,164
Research and development expenses	-	107,727	-
Other general and administrative	274,329	505,374	521,726
General and administrative - related parties	-	104,391	234,289
Provision for expected credit losses	543,912	-	-
Other segment items:
Gain from short-term investments	(164,784)	(109,964)	(89,474)
Interest income	(672,697)	(763,190)	(372,199)
Impairment loss on intangible assets	1,350,000	356,676	-
Gain on deconsolidation of VIE	63,056	-	-
Other income, net	(324,825)	(247,277)	(290,088)
Income tax (benefit) expense	(110,031)	93	14,833
Segment net loss	$(3,857,970)	$(2,433,536)	$(3,598,480)